BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2014
BANK CREDIT AND LOANS [Abstract]
BANK CREDIT AND LOANS
NOTE 8:-	BANK CREDIT AND LOANS

Current maturities

	December 31,
	2014	2013

Loan in U.S. dollars from shareholders (2,3,4,5)	$5,120	$5,307
Convertible note from controlling shareholder, net (1)	3,000	3,000
Bank credit (8)	1,589	1,887

	$9,709	$10,194

1.In December 2007, the Company issued a convertible note in the amount of $3,000 to its controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 ordinary shares at an exercise price of $2.38 per share for a term of five years. The principal was due on December 2010. During October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014. The convertible note bears interest at a rate of six-month LIBOR + 3.5% which was 3.96% at December 31, 2010 and it is convertible into Ordinary shares at a conversion price of $2.09 per share. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451. Due to the modification, the discount was amortized over the term of the extended note using the interest method.

As of December 31, 2014, the company did not repay the convertible note principal of $3,000. From January 2013 the loan bears default increased interest rate of LIBOR+7.5% (see also section 7 below).

2.In July 2008, the Company entered into a $1,500 loan agreement with its controlling shareholder. The loan bears interest of LIBOR+3% payable at the beginning of every quarter. During September 2012 an amendment to the finance agreement was signed, according to which, the controlling shareholder agreed to lend to the company $1,148 in addition to the then remaining unpaid loan amount of $352, to support the development efforts. The loan bears interest of LIBOR+3% which was to be payable in two equal installments of $750 each, in December 2012 and February 2013. During March 2013 $350 out of the open balance due was repaid. In August 2013 the Company and the controlling shareholder amended the loan agreement whereby an additional amount of $350 was provided to the Company to be repaid on December 31, 2013, and the remaining $1,150 to be repaid according to a standstill agreement (see also section 7 below). The Company repaid the $350 in February 2014.

3.In February 2012, in order to finance future operations, the Company entered into a $3,000 loan agreement with an entity affiliated with its controlling shareholder and another shareholder. The controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full an outstanding amount due. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. During March 2014 $30 was repaid to the other shareholder. As of December 31, 2014, the principal of the loan is $2,970. Interest is payable quarterly in arrears. The principal of the loan should have been repaid on February 28, 2014.

The loan provided by the controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes.

According to the standstill agreement the principle amounts bears additional default interest rate of 5% (see also section 7 below).

As part of this loan agreement, the Company issued 1,200,000 warrants at an exercise price of $2.5 per share exercisable for a term of three years. In September 2014, 120,000 warrants were exercised (see Note 11(c)). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, is amortized over the term of the loan using the effective interest method pursuant to ASC 835.

4.In August 2013, the Company and the controlling shareholder agreed on an additional short-term loan in the amount of up to $1,000 (the "Loan"). The Loan bears an interest rate of LIBOR+3.5%, to be repaid by the Company by December 31, 2013. In September 2013, the controlling shareholder provided us with $850 under the loan. In February 2014, the Company repaid the $850 provided under this Loan.

5.In April 2014 the Company and the controlling shareholder agreed on an additional short term loan in the amount of up to $1,000. The loan bears an interest rate of LIBOR+3.5%, to be repaid by the Company by December 31, 2014.

6.As of December 31, 2014, the principle loans amounts to a total of $8,120 and were not yet repaid. Therefore, the loans were classified as a short term loans.

7.In February 2013, the Company entered into a "standstill agreement" with its controlling shareholder and another shareholder ("the parties"), according to which those shareholders will not take any action, or otherwise exercise their rights, with respect to the collection of loans at least until January 31, 2014. According to the agreement, all remaining balances of unpaid loans bears additional default interest rate as originally agreed in the loan agreements.

In April 2014, the agreement was extended in a year to January 31, 2015.

On April 27, 2015, a second amendment was approved by the parties as follows: the termination of the forbearance period has been extended to the earlier of (i) August 31, 2016 or (ii) 30 days after the closing of the Offering resulting in the repayment of at least $7.5M on account of the debts (see also Note 16). Pursuant to such recent amendment, the default interest payable, as of and after February 1, 2015 on all outstanding principal amounts is Libor + 9%.

8.The Company has an annual line of bank credit of $1,000 out of which $930 was fully utilized as of December 31, 2014, and a line of credit for guarantees of approximately $1,134, out of which $479 was utilized as of December 31, 2014. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables up to $2,250. As of December 31, 2014, the Company secured borrowings against specific accounts receivables in the amount of $659 (see also Note 10f).

The annual average interest rate on the lines of credit is 3.023% at December 31, 2014.

The guarantees are secured by a first priority floating charge on all of the Company's assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).

The agreements with the Banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on the Company's assets without the Bank's consent, or (iii) declaring dividend to its shareholders.